Segmented information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Line Items]
Schedule of Reconciliation Segmented Information

Reconciliation to net income:

	Six Months ended June 30, 2026	Six Months ended June 30, 2025	Three Months ended June 30, 2026	Three Months ended June 30, 2025
Revenue	$6,281,576	$5,168,519	$3,334,835	$2,430,216

Cost of revenue	3,607,888	2,684,203	1,916,253	1,268,244

Gross profit	2,673,688	2,484,316	1,418,582	1,161,972

Segment operating expenses	4,049,237	2,944,192	2,489,986	1,948,400
Total operating (loss) income	(1,375,549)	(459,876)	(1,071,404)	(786,428)

Unallocated expenses	863,969	562,049	426,949	280,738
Depreciation	92,054	90,955	45,976	45,595
Foreign exchange (gain) loss	62,373	(12,133)	1,937	21,064
Interest income	(20,391)	(6,238)	(7,119)	(5,764)
Stock awareness program	(81,349)	-	(16,468)	-
Stock-based compensation	89,212	89,449	44,174	45,581

Net loss before income taxes	$(2,381,417)	(1,183,958)	(1,566,853)	(1,173,642)

Schedule of Equipment By Location	The Company’s equipment is located as follows:
Net Book Value	June 30, 2026	December 31, 2025

Canada	$21,510	$25,167
Israel	6,729	8,371
United Kingdom	5,939	4,514
Total equipment	$34,178	$38,052

Single Reportable Segment [Member]
Segment Reporting [Line Items]
Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region based on impression served.

	Six Months ended June 30, 2026	Six Months ended June 30, 2025	Three Months ended June 30, 2026	Three Months ended June 30, 2025
Total revenue
Western Europe	$2,288,929	$1,736,617	$1,279,860	$976,639
Central, Eastern and Southern Europe	674,678	519,401	362,016	355,707
North America	2,786,878	2,696,357	1,419,339	949,874
Rest of World	531,091	216,144	273,620	147,996

Total revenue	$6,281,576	$5,168,519	$3,334,835	$2,430,216